Future Minimum Lease Payments for Non-cancelable Operating Leases (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2013 Office Building CNY	Dec. 31, 2013 IDC Space Rental CNY
Operating Leased Assets [Line Items]
Future minimum lease payments 2013	$ 4,990,166	30,208,970	5,049,070	25,159,900
Future minimum lease payments 2014	313,924	1,900,404	1,774,404	126,000
Thereafter
Total	$ 5,304,090	32,109,374	6,823,474	25,285,900